Commitment and Contingencies (Tables)	11 Months Ended
Dec. 31, 2024
Commitment and Contingencies [Abstract]
Schedule of Company’s Supplemental Cash Flow Information Related to Leases

The following table presents the Company’s supplemental cash flow information related to leases (in thousands):

Period from February 6, 2024 (Inception) to December 31, 2024
Cash paid for amounts included in the measurement of lease liabilities	$116

Schedule of Company’s Operating Lease Liabilities Showing the Aggregate Lease Payments

The following table summarizes a maturity analysis of the Company’s operating lease liabilities showing the aggregate lease payments as of December 31, 2024 (in thousands):

Year ending December 31,	Amount
2025	$369
2026	494
2027	380
Total undiscounted lease payments	1,243
Less: imputed interest	(275)
Total discounted lease payments	968
Less: current portion of lease liability	(213)
Non-current portion of lease liability	$755